LICENSE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
LICENSE AGREEMENT

4. LICENSE AGREEMENT

SPARC License Agreement

On December 7, 2021, the Company entered into an arrangement (the “SPARC License Agreement”) with Sun Pharma Advanced Research Company Ltd. (“SPARC”). Under the SPARC License Agreement, SPARC granted the Company an exclusive license to develop, manufacture and commercialize the SPARC intellectual property related to the further advancement of leading assets PDP-716 and SDN-037.

Payments and Funding

In partial consideration for the SPARC License Agreement, the Company made a one-time payment of $3,700,000, which consisted of (i) a non-refundable cash payment of $700,000 and (ii) the remaining $3,000,000 to be granted in equity, which is 1,390,885 junior preferred units with a fair market value of $2.1569 per share to be issued to SPARC. As of September 30, 2023, the Company has not issued SPARC the $3,000,000 in equity. Additionally, SPARC has elected to defer the issuance of the $3,000,000 in equity until a later date. The date has not been determined as of the issuance date of this report. The Company has accrued the $3,000,000 in equity consideration on the accompanying balance sheet as part of accrued expenses. Further, within three (3) months of successful Regulatory Approval of the PDP-716 NDA in the United States, the Company will be required to issue additional equity to SPARC equivalent to $2,000,000.

Milestones

Under the SPARC License Agreement, the Company is subject to certain milestone payments over the length of the term. All milestone payments are considered mandatory and non-refundable. The SPARC License Agreement includes the following milestones:

●	The Company owes a one-time payment of $700,000 upon the FDA determination to accept the PDP-716. This milestone was reached in December 2022 and paid in the same month.

●	The Company owes a one-time payment of $1,590,000 within twelve months from date of the Marketing Authorization Application in the United States through the NDA filing of compound SDN-037.

●	The Company owes a one-time payment of $1,685,000 within twelve months from date of Regulator Approval in the United States by the FDA of compound SDN-037.

●	The Company owes a one-time payment of $7,000,000 upon the United States Regulator Approval by the FDA and the availability of commercial supply of compound PDP-716 for the United States market.

●	The Company owes a one-time payment of $1,500,000 upon E.U. Regulatory Approval by the EMA or UK Regulatory Approval by MHRA and the availability of commercial supply of product PDP-716.

●	The Company owes a one-time payment of $2,500,000 upon the first time that USD $50,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

●	The Company owes a one-time payment of $5,000,000 upon the first time that USD $100,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

●	The Company owes a one-time payment of $10,000,000 upon the first time that USD $200,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

Royalties

With respect to the future sales of products, the Company will be subject to royalty payments payable on a quarterly basis to SPARC. Royalties include a (i) lower double-digit flat fee on annual net sales of the PDP-716 asset in the United States; (ii) certain amount of the Gross Profit (as defined in the SPARC Licensing Agreement) associated with United States sales of SDN-037, until such time when SPARC receives $3,600,000 in payment, after which the Company will pay a lower double-digit flat fee on annual net sales of PDP-716 in countries outside of the United States, within the Territory; and (iv) certain amount of the Gross Profit associated with ex-United States sales of SDN-037, until such time when SPARC receives $500,000 in payment, after which the Company will pay a lower single-digit flat fee.

Santen License Agreement

On July 7, 2023, the Company entered into an arrangement (the “Santen License Agreement”) with Santen Pharmaceutical Co., Ltd. (“Santen”). Under the Santen License Agreement, the Company sought to obtain an exclusive license to manufacture and commercialize omidenepag isopropyl ophthalmic solution (“Omlonti”) 0.002% in the United States.

Fixed Consideration

In consideration of the granting of the Santen License Agreement, the Company grants Santen the right to request the issuance of common shares of the Company equivalent to $6,000,000 or in lieu of the issuance of common shares, the payment of $6,000,000 in cash. The value of the common shares shall be calculated using the (i) initial public offering (“IPO”) price determined by the underwriter if occurred prior to or before December 31, 2022, (ii) $4.4466 per share if the IPO has not occurred by December 31, 2023 and (iii) if the Company raises funds through issuances of shares in a private financing prior to an IPO before December 31, 2023 the issued price of shares of the latest issuance shall be used. If the Company has not completed an IPO by December 31, 2023, but raises funds in any other way shall pay Santen cash upon the following ways until the $6 million in consideration has been paid.

(i)	If the net financing amount is $28 million or more, then the Company shall pay Santen $3 million.

(ii)	If the net financing amount is less than $28 million, then the Company shall pay Santen 10% of the net financing amount.

The Company recorded the $6 million fixed consideration under “License fee” on the accompanying balance sheet as of September 30, 2023. The fixed consideration was recorded as research and development expense on the accompanying statement of operations for the nine months ended September 30, 2023.

Milestones

Under the Santen License Agreement, the Company is subject to certain milestone payments over the length of the term. All milestone payments are considered mandatory and non-refundable. The Santen License Agreement includes the following milestones:

●	The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.

●	The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.

●	The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.

●	The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.

●	The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.

●	The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.

●	The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.

Royalties

With respect to the future net sales of the product in the United States, the Company will be subject to royalty payments payable to Santen with a royalty rate in the upper single-digits on up to $30,000,000 of annual net sales and royalty rate in the lower double-digits on all annual net sales above $30,000,000.

4. LICENSE AGREEMENT

On December 7, 2021, the Company entered into an arrangement (the “SPARC License Agreement”) with Sun Pharma Advanced Research Company Ltd. (“SPARC”). Under the SPARC License Agreement, SPARC granted the Company an exclusive license to develop, manufacture and commercialize the SPARC intellectual property related to the further advancement of leading assets PDP-716 and SDN-037.

Payments and Funding

In partial consideration for the SPARC License Agreement, the Company made a one-time payment of $3,700,000, which consisted of (i) a non-refundable cash payment of $700,000 and (ii) the remaining $3,000,000 to be granted in equity, which is 1,390,885 junior preferred units with a fair market value of $2.1569 per share to be issued to SPARC. As of December 31, 2022, the Company has not issued SPARC the $3,000,000 in equity. SPARC has elected to defer the issuance of the $3,000,000 in equity until a later date not determined as of the issuance date of this report. The Company has accrued the $3,000,000 in equity consideration on the accompanying balance sheet. Further, within three (3) months of successful Regulatory Approval of the PDP-716 NDA in the United States, the Company will be required to issue additional equity to SPARC equivalent to $2,000,000.

Milestones

Under the SPARC License Agreement, the Company is subject to certain milestone payments over the length of the term. All milestone payments are considered mandatory and non-refundable. The SPARC License Agreement includes the following milestones:

●	The Company owes a one-time payment of $700,000 upon the FDA determination to accept the PDP-716. This milestone was reached in December 2022 and paid in the same month.

●	The Company owes a one-time payment of $1,590,000 within twelve months from date of the Marketing Authorization Application in the United States through the NDA filing of compound SDN-037.

●	The Company owes a one-time payment of $1,685,000 within twelve months from date of Regulator Approval in the United States by the FDA of compound SDN-037.

●	The Company owes a one-time payment of $7,000,000 upon the United States Regulator Approval by the FDA and the availability of commercial supply of compound PDP-716 for the United States market.

●	The Company owes a one-time payment of $1,500,000 upon E.U. Regulatory Approval by the EMA or UK Regulatory Approval by MHRA and the availability of commercial supply of product PDP-716.

●	The Company owes a one-time payment of $2,500,000 upon the first time that USD $50,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

●	The Company owes a one-time payment of $5,000,000 upon the first time that USD $100,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

●	The Company owes a one-time payment of $10,000,000 upon the first time that USD $200,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

Royalties

With respect to the future sales of products, the Company will be subject to royalty payments payable on a quarterly basis to SPARC. Royalties include a (i) lower double-digit flat fee on annual net sales of the PDP-716 asset in the United States; (ii) certain amount of the Gross Profit (as defined in the SPARC Licensing Agreement) associated with United States sales of SDN-037, until such time when SPARC receives $3,600,000 in payment, after which the Company will pay a lower double-digit flat fee on annual net sales of the SDN-037 asset in the United States; (iii) lower single-digit flat fee on annual net sales of PDP-716 in countries outside of the United States, within the Territory; and (iv) certain amount of the Gross Profit associated with ex-United States sales of SDN-037, until such time when SPARC receives $500,000 in payment, after which the Company will pay a lower single-digit flat fee.

Visiox Pharmaceuticals, Inc.

f/k/a Visiox Pharma, LLC

Notes to Financial Statements